10-K Share-Based Compensation - Schedule of Class P Interests Activity (Details) - Class P Interests	6 Months Ended
Jun. 30, 2024 $ / shares shares
Number of RSUs
Nonvested at the beginning of the period (in shares) | shares	25,978,125,000
Granted (in shares) | shares	3,253,208,000
Vested (in shares) | shares	(5,808,233,000)
Forfeited (in shares) | shares	(2,207,291,000)
Nonvested at the end of the period (in shares) | shares	21,215,809,000
Weighted Average Grant-Date Fair Value
Nonvested at the begining of the period (in dollars per share) | $ / shares	$ 60.00
Granted (in dollars per share) | $ / shares	370
Vested (in dollars per share) | $ / shares	80.00
Forfeited (in dollars per share) | $ / shares	30.00
Nonvested at the end of the period (in dollars per share) | $ / shares	$ 110